Goodwill (Details) - Schedule of Goodwill - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Goodwill [Abstract]
Beginning balance	$ 251,440
Acquisitions through business combinations		249,725
Effect of changes in foreign exchange rates	11,092	1,715
Ending balance	262,532	251,440
Cost	262,532	251,440
Accumulated impairment
Net book amount	$ 262,532	$ 251,440